Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.88%
Communication services: 11.25%
Interactive media & services: 11.25%
Alphabet, Inc. Class C#	1,212	$222,305
Meta Platforms, Inc. Class A#	289	145,720
		368,025
Consumer discretionary: 9.39%
Broadline retail: 2.45%
Amazon.com, Inc.†#	415	80,199
Hotels, restaurants & leisure: 3.95%
Hilton Worldwide Holdings, Inc.#	227	49,531
McDonald’s Corp.#	190	48,420
Starbucks Corp.#	402	31,296
		129,247
Household durables: 1.53%
Garmin Ltd.#	308	50,179
Specialty retail: 1.46%
Home Depot, Inc.#	139	47,849
Consumer staples: 3.31%
Consumer staples distribution & retail : 0.84%
Target Corp.#	186	27,536
Food products: 1.14%
Mondelez International, Inc. Class A#	569	37,235
Personal care products: 1.33%
Unilever PLC ADR#	792	43,552
Energy: 5.05%
Oil, gas & consumable fuels: 5.05%
Suncor Energy, Inc.#	2,157	82,182
TotalEnergies SE ADR#	1,245	83,016
		165,198
Financials: 14.83%
Banks: 7.66%
Citigroup, Inc.#	992	62,952
JPMorgan Chase & Co.#	492	99,512
Regions Financial Corp.#	2,215	44,389
Toronto-Dominion Bank#	797	43,803
		250,656
Capital markets: 3.24%
BlackRock, Inc.#	57	44,878
Blackstone, Inc.#	494	61,157
		106,035
See accompanying notes to portfolio of investments
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Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Financial services: 1.90%
Visa, Inc. Class A#	237	$62,205
Insurance: 2.03%
Manulife Financial Corp.#	2,490	66,284
Health care: 11.14%
Biotechnology: 1.62%
AbbVie, Inc.#	310	53,171
Health care providers & services: 2.75%
UnitedHealth Group, Inc.#	177	90,139
Life sciences tools & services: 1.30%
Thermo Fisher Scientific, Inc.#	77	42,581
Pharmaceuticals: 5.47%
Eli Lilly & Co.#	120	108,645
Merck & Co., Inc.#	567	70,195
		178,840
Industrials: 9.18%
Aerospace & defense: 3.11%
Boeing Co.†#	266	48,414
RTX Corp.#	533	53,508
		101,922
Air freight & logistics: 1.41%
United Parcel Service, Inc. Class B#	336	45,982
Commercial services & supplies: 1.55%
Waste Management, Inc.#	238	50,775
Electrical equipment: 1.93%
Eaton Corp. PLC#	201	63,024
Ground transportation: 1.18%
Union Pacific Corp.#	171	38,690
Information technology: 32.00%
Communications equipment: 1.42%
Cisco Systems, Inc.#	981	46,607
Electronic equipment, instruments & components: 1.28%
TE Connectivity Ltd.#	278	41,820
IT services: 0.91%
Cognizant Technology Solutions Corp. Class A#	437	29,716
Semiconductors & semiconductor equipment: 9.48%
Advanced Micro Devices, Inc.†#	340	55,151
Analog Devices, Inc.#	205	46,793
See accompanying notes to portfolio of investments
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Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.#	86	$138,076
Lam Research Corp.#	66	70,280
		310,300
Software: 10.85%
Adobe, Inc.†#	100	55,554
Microsoft Corp.#	670	299,457
		355,011
Technology hardware, storage & peripherals: 8.06%
Apple, Inc.#	1,252	263,696
Materials: 1.73%
Chemicals: 1.73%
Celanese Corp.#	420	56,654
Total common stocks (Cost $2,636,949)		3,203,128

		Yield
Short-term investments: 2.92%
Investment companies: 2.92%
Allspring Government Money Market Fund Select Class♠∞		5.25%	95,754	95,754
Total short-term investments (Cost $95,754)				95,754
Total investments in securities (Cost $2,732,703)	100.80%			3,298,882
Other assets and liabilities, net	(0.80)			(26,316)
Total net assets	100.00%			$3,272,566

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$85,237	$95,972	$(85,455)	$0	$0	$95,754	95,754	$1,507
See accompanying notes to portfolio of investments
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Portfolio of investments—June 30, 2024 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-Mini S&P 500	Morgan Stanley Co.	(13)	$(713,700)	$549.00	7-5-2024	$(2,606)
E-Mini S&P 500	Morgan Stanley Co.	(9)	(517,500)	575.00	7-5-2024	(23)
E-Mini S&P 500	Morgan Stanley Co.	(30)	(1,671,000)	557.00	7-12-2024	(3,075)
E-Mini S&P 500	Morgan Stanley Co.	(28)	(1,570,800)	561.00	7-19-2024	(2,646)
E-Mini S&P 500	Morgan Stanley Co.	(16)	(899,200)	562.00	7-26-2024	(2,192)
Invesco QQQ Trust Series 1	Morgan Stanley Co.	(11)	(550,000)	500.00	7-26-2024	(1,760)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(2)	(96,000)	480.00	7-5-2024	(661)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(4)	(208,000)	520.00	7-12-2024	(14)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(5)	(265,000)	530.00	7-19-2024	(28)
iShares Russell 2000 ETF	Morgan Stanley Co.	(12)	(250,800)	209.00	7-5-2024	(222)
iShares Russell 2000 ETF	Morgan Stanley Co.	(1)	(23,000)	230.00	7-26-2024	(7)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(5)	(207,500)	415.00	7-5-2024	0
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(10)	(420,000)	420.00	7-26-2024	(65)
						$(13,299)
See accompanying notes to portfolio of investments
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Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
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Notes to portfolio of investments—June 30, 2024 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$368,025	$0	$0	$368,025
Consumer discretionary	307,474	0	0	307,474
Consumer staples	108,323	0	0	108,323
Energy	165,198	0	0	165,198
Financials	485,180	0	0	485,180
Health care	364,731	0	0	364,731
Industrials	300,393	0	0	300,393
Information technology	1,047,150	0	0	1,047,150
Materials	56,654	0	0	56,654
Short-term investments
Investment companies	95,754	0	0	95,754
Total assets	$3,298,882	$0	$0	$3,298,882
Liabilities
Written options	$13,299	$0	$0	$13,299
Total liabilities	$13,299	$0	$0	$13,299
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder Shares - Series EPI